Earnings (loss) per share attributable to common shareholders (Narrative) (Details)	12 Months Ended
Dec. 31, 2017
Statements [Line Items]
Description of instruments with potential future dilutive effect not included in calculation of diluted earnings per share	Excluded from the calculation of diluted weighted average shares outstanding were 3,613,000 share-based options and 4,000,000 warrants, respectively, that were determined to be anti-dilutive.